Retirement benefit plans - Amounts recognized in profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Revaluations of net liability / net asset	€ 14	€ 73	€ (171)
Total expense	926	773	73
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	863	649	194
Interest cost (income)	87	82	€ 50
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Interest cost (income)	(41)	(32)
Actual administration costs	€ 3	€ 2